UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: JUNE 30, 2002
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  MARCH 31, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 98
Form 13F Information Table Value Total: 174882(x$1000)
List of Other Included Managers: None
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      578     4700 SH       Sole                     4700
Abbott Labs                    COM              002824100     1921    51024 SH       Sole                    51024
Activision Blizzard Inc        COM              00507V109      214     7350 SH       Sole                     7350
Adobe Sys Inc                  COM              00724F101      687    24100 SH       Sole                    24100
Agilent Technologies           COM              00846U101      286    12079 SH       Sole                    12079
Alcoa Inc                      COM              013817101      345    10400 SH       Sole                    10400
American Eagle Outfitters      COM              02553e106      288    13600 SH       Sole                    13600
American Express Co            COM              025816109     2918    80330 SH       Sole                    80330
American International Group   COM              026874107     5352    78447 SH       Sole                    78447
Amgen Inc                      COM              031162100     1424    34000 SH       Sole                    34000
AOL Time Warner                COM              00184A105     1020    69344 SH       Sole                    69344
Apollo Group Inc               COM              037604105      507    12850 SH       Sole                    12850
Applied Biosystems OLD         COM              380201038      733    37610 SH       Sole                    37610
Applied Materials Inc          COM              038222105      662    34800 SH       Sole                    34800
Automatic Data Processing Inc  COM              053015103     2445    56146 SH       Sole                    56146
Bank of America                COM              060505104      944    13419 SH       Sole                    13419
Biogen                         COM              905971057      228     5500 SH       Sole                     5500
BP Plc Sponsored ADR           COM              055622104     4921    97463 SH       Sole                    97463
Bristol Myers Squibb           COM              110122108      451    17536 SH       Sole                    17536
Cardinal Health Inc            COM              14149Y108      276     4500 SH       Sole                     4500
Carnival Corporation           COM                            1008    36400 SH       Sole                    36400
Chevron Corp                   COM              166764100     3431    38774 SH       Sole                    38774
Cigna Corp                     COM              125509109      248     2550 SH       Sole                     2550
Cintas Corp Ohio               COM              172908105     2690    54424 SH       Sole                    54424
Cisco Systems                  COM              17275r102     1848   132450 SH       Sole                   132450
Citigroup Inc                  COM              172967101     1672    43148 SH       Sole                    43148
Clear Channel Comm             COM              184502102     1457    45500 SH       Sole                    45500
Coca Cola Co                   COM              191216100      950    16972 SH       Sole                    16972
Corning Inc                    COM              219350105      142    40104 SH       Sole                    40104
Dell Computer Corp             COM                             703    26900 SH       Sole                    26900
Disney Walt Co                 COM              254687106      455    24100 SH       Sole                    24100
Dow Chem Co                    COM              260543103      484    14071 SH       Sole                    14071
Du Pont de Nemours             COM              263534109      560    12623 SH       Sole                    12623
Electronic Arts, Inc.          COM              285512109      429     6500 SH       Sole                     6500
Exxon Mobil Corp               COM              30231G102     5782   141290 SH       Sole                   141290
Federal Natl Mtg Assn          COM              313586109     2626    35610 SH       Sole                    35610
First Data Corp                COM              319963104      748    20100 SH       Sole                    20100
Fiserv Inc                     COM              337738108     3142    85587 SH       Sole                    85587
Fleet Boston Financial         COM              339030108      248     7675 SH       Sole                     7675
Flextronics Intl Ltd           COM              Y2573F102      543    76100 SH       Sole                    76100
General Electric Co            COM              369604103    12666   436010 SH       Sole                   436010
Harley Davidson Inc            COM              412822108      443     8650 SH       Sole                     8650
Hewlett Packard Co.            COM              428236103     1753   114742 SH       Sole                   114742
Home Depot, Inc.               COM              437076102     4239   115400 SH       Sole                   115400
Honeywell Inc                  COM              438516106      247     7000 SH       Sole                     7000
Intel Corp                     COM              458140100     3730   204145 SH       Sole                   204145
Interpublic Group Companies, I COM              460690100     1878    75850 SH       Sole                    75850
Intl Business Mach             COM              459200101     5453    75732 SH       Sole                    75732
Jefferson Pilot Corp           COM              475070108      642    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     4552    87107 SH       Sole                    87107
JPMorgan Chase & Co            COM              46625H100     1135    33464 SH       Sole                    33464
Kimberly Clark Corp            COM              494368103      236     3800 SH       Sole                     3800
Kohl's Corp.                   COM              500255104      760    10850 SH       Sole                    10850
Lehman Brothers Holdings Inc   COM              524908100      295     4712 SH       Sole                     4712
Linear Technology              COM              535678106     2276    72400 SH       Sole                    72400
Maxim Integrated Inc           COM              57772K101      425    11100 SH       Sole                    11100
McDonalds Corp                 COM              580135101      360    12651 SH       Sole                    12651
Medtronic Inc                  COM              585055106     3514    82000 SH       Sole                    82000
Merck & Co                     COM              589331107     3110    61413 SH       Sole                    61413
Microsoft Corp.                COM              594918104     6888   125922 SH       Sole                   125922
Molex Inc                      COM              608554101      292     8701 SH       Sole                     8701
Morgan Stanley                 COM              617446448      386     8961 SH       Sole                     8961
National City Corp             COM              635405103      334    10048 SH       Sole                    10048
Noble Energy, Inc.             COM              655044105      252     7000 SH       Sole                     7000
Nokia Corp ADR                 COM              654902204     1357    93750 SH       Sole                    93750
Oracle Corp.                   COM              68389x105      820    86588 SH       Sole                    86588
Pepsico, Inc.                  COM              713448108     3742    77628 SH       Sole                    77628
Pfizer, Inc.                   COM              717081103     4267   121922 SH       Sole                   121922
Pharmacia Corp                 COM              71713u102      282     7520 SH       Sole                     7520
Philip Morris Cos Inc          COM                             211     4838 SH       Sole                     4838
Procter & Gamble Co            COM              742718109     5698    63802 SH       Sole                    63802
RLI Corp                       COM              749607107      394     7733 SH       Sole                     7733
Royal Dutch Pete               COM              780257804     1143    20688 SH       Sole                    20688
Safeway Inc                    COM              786514208     1788    61250 SH       Sole                    61250
SBC Communications Inc         COM                             525    17218 SH       Sole                    17218
Schlumberger Ltd               COM              806857108     1216    26140 SH       Sole                    26140
Solectron Corp                 COM              834182107      832   135253 SH       Sole                   135253
Staples, Inc.                  COM              855030102      333    16925 SH       Sole                    16925
Starbucks Corp                 COM              855244109     2030    81700 SH       Sole                    81700
State Street Corp.             COM              857477103      837    18731 SH       Sole                    18731
Sun Microsystems               COM              866810104      496    99026 SH       Sole                    99026
Target Corp.                   COM              87612e106      402    10550 SH       Sole                    10550
Transocean Inc Ord             COM              g90078109      872    27988 SH       Sole                    27988
Tyco International Ltd.        COM              h89128104     3029   224194 SH       Sole                   224194
U.S. Bancorp                   COM              902973304      384    16424 SH       Sole                    16424
United Technologies            COM              913017109      543     7994 SH       Sole                     7994
Verizon Comm                   COM              92343V104      678    16878 SH       Sole                    16878
Vodafone Grp ADR               COM              92857W209     1622   118840 SH       Sole                   118840
Wal Mart Stores Inc            COM              931142103     2828    51412 SH       Sole                    51412
Walgreen Co                    COM              931422109     1773    45900 SH       Sole                    45900
Weatherford                    COM              g95089101     1594    36900 SH       Sole                    36900
Wells Fargo & Co               COM              949746101    10381   207368 SH       Sole                   207368
Wyeth                          COM              983024100     1932    37729 SH       Sole                    37729
Chestnut Str Exch Fd Sh Partsh                  166668103    10711 37432.300 SH      Sole                37432.300
Liberty Fds Tr VII Newport Tig                  19764n501      218 23306.252 SH      Sole                23306.252
The Equity Investors Fund Seri                  29471t378       33 40217.000 SH      Sole                40217.000
SPDR Tr Unit Ser 1                              78462F103      531     5363 SH       Sole                     5363
The Individuals' Venture Fund                                  150   150000 SH       Sole                   150000